GuideMark® Emerging Markets Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	COMMON STOCKS - 87.97%
	Argentina - 0.12%
932	Globant SA (a)(b)	$98,839
	Brazil - 7.49%
43,485	Ambev SA	202,435
13,415	B3 SA - Brasil Bolsa Balcao	144,112
11,158	Banco Bradesco SA	94,983
9,872	Banco BTG Pactual SA	187,528
18,352	Banco do Brasil SA	242,219
7,842	Banco Santander Brasil SA	96,977
31,060	BB Seguridade Participacoes SA	292,004
14,351	Centrais Eletricas Brasileiras SA	135,395
15,268	Cia de Saneamento Basico do Estado de Sao Paulo	230,708
5,539	Cosan SA Industria e Comercio	96,251
7,494	Energisa SA	100,013
19,680	Equatorial Energia SA	111,972
8,985	Hapvida Participacoes e Investimentos SA	143,115
38,898	IRB Brasil Resseguros SA	377,892
63,724	JBS SA	410,306
11,744	Localiza Rent a Car SA	139,053
30,084	Lojas Renner SA	422,207
32,725	Magazine Luiza SA	390,397
29,122	Natura & Co Holding SA	280,962
11,648	Notre Dame Intermedica Participacoes SA	198,183
54,732	Petroleo Brasileiro SA	438,415
6,542	Porto Seguro SA	102,279
10,454	Raia Drogasil SA	291,208
20,882	Sul America SA	311,677
20,287	Ultrapar Participacoes SA	129,134
49,899	Vale SA	663,940
11,896	WEG SA	102,892
		6,336,257
	Cayman Islands - 0.29%
18,920	Haidilao International Holding, Ltd.	75,987
1,555	JOYY, Inc. - ADR (a)(b)	82,088
2,251	Pinduoduo, Inc. - ADR (a)(b)	85,133
		243,208
	Chile - 0.49%
786,517	Banco de Chile	83,364
12,234	Cia Cervecerias Unidas SA	119,908
484,102	Enel Americas SA	107,523
10,237	Latam Airlines Group SA	102,805
		413,600
	China - 21.81%
1,824	58.com, Inc. - ADR (b)	118,068
373,865	Agricultural Bank of China, Ltd. - Series H	164,561
17,969	Alibaba Group Holding, Ltd. - ADR (b)	3,811,225
25,182	Anhui Conch Cement Co., Ltd. - Series H	183,479
46,325	ANTA Sports Products, Ltd.	414,756
2,049	Autohome, Inc. - ADR (a)(b)	163,940
262,339	BAIC Motor Corp., Ltd. - Series H	149,068
2,593	Baidu, Inc. - ADR (b)	327,755
877,670	Bank of China, Ltd. - Series H	375,185
246,960	Bank of Communications Co., Ltd. - Series H	175,486
4,540	Baozun, Inc. - ADR (a)(b)	150,365
569,672	China Cinda Asset Management Co., Ltd. - Series H	129,488
268,528	China CITIC Bank Corp., Ltd. - Series H	161,011
239,358	China Coal Energy Co., Ltd. - Series H	94,990
1,028,432	China Construction Bank Corp. - Series H	891,694
347,000	China Everbright Bank Co., Ltd. - Series H	161,166
41,264	China Merchants Bank Co., Ltd. - Series H	212,144
230,247	China Minsheng Banking Corp., Ltd. - Series H	174,014
170,617	China National Building Material Co., Ltd. - Series H	190,345
174,343	China Petroleum & Chemical Corp. - Series H	104,977
107,055	China Resources Pharmaceutical Group, Ltd.	99,246
346,338	China Telecom Corp., Ltd. - Series H	142,687
182,941	CNOOC, Ltd.	304,200
63,696	Country Garden Holdings Co., Ltd.	101,947
92,512	CSPC Pharmaceutical Group, Ltd.	220,770
667,258	Industrial & Commercial Bank of China, Ltd. - Series H	514,809
7,417	JD.com, Inc. - ADR (a)(b)	261,301
100,483	Jiangxi Copper Co., Ltd. - Series H	138,201
95,910	Kingdee International Software Group Co., Ltd.	95,952
218,287	Lenovo Group, Ltd.	146,591
104,214	Li Ning Co., Ltd.	312,567
37,647	Longfor Properties Co., Ltd.	176,300
223,067	Maanshan Iron & Steel Co, Ltd. - Series H	90,446
4,705	Momo, Inc. - ADR	157,617
918	NetEase, Inc. - ADR (a)	281,496
2,090	New Oriental Education & Technology Group, Inc. - ADR (b)	253,412
306,000	PetroChina Co. - Series H	154,039
99,746	PICC Property & Casualty Co., Ltd. - Series H	120,226
76,065	Ping An Insurance Group Co. of China, Ltd. - Series H	900,113
157,293	Postal Savings Bank of China Co., Ltd. - Series H	106,973
59,562	Shenzhen Expressway Co, Ltd. - Series H	85,469
500,362	Shui On Land, Ltd.	109,964
152,123	Sinopec Engineering Group Co., Ltd. - Series H	91,051
24,597	Sunac China Holdings, Ltd.	146,845
2,880	TAL Education Group - ADR (b)	138,816
66,864	Tencent Holdings, Ltd.	3,221,251
136,824	Tingyi Cayman Islands Holding Corp.	233,523
100,731	Uni-President China Holdings, Ltd.	105,825
24,103	Vipshop Holdings, Ltd. - ADR (a)(b)	341,539
108,591	Want Want China Holdings, Ltd.	101,431
2,046	Weibo Corp. - ADR (a)(b)	94,832
55,626	Weichai Power Co., Ltd. - Series H	117,411
157,446	Xinyi Solar Holdings, Ltd.	111,868
120,761	Yanzhou Coal Mining Co, Ltd. - Series H	108,497
60,469	Yihai International Holding, Ltd.	354,965
7,278	Yum China Holdings, Inc.	349,417
		18,445,314
	Colombia - 0.28%
7,332	Bancolombia SA	98,140
22,760	Interconexion Electrica SA ESP	135,706
		233,846
	Egypt - 0.48%
54,211	Commercial International Bank Egypt SAE	280,411
129,005	Eastern Co. SAE	125,227
		405,638
	Hong Kong - 3.42%
90,651	Air China, Ltd. - Series H	91,968
23,434	A-Living Services Co, Ltd. - Series H	80,864
431,103	Bosideng International Holdings, Ltd.	155,520
101,879	China Aoyuan Group, Ltd.	166,239
73,806	China Ding Yi Feng Holdings, Ltd. (c)(e)(f)	3,599
127,912	China Jinmao Holdings Group, Ltd.	99,578
76,414	China Lesso Group Holdings, Ltd.	98,041
66,079	China Mengniu Dairy Co., Ltd.	267,296
51,816	China Mobile, Ltd.	437,838
25,942	China Resources Land, Ltd.	129,070
117,065	China Unicom Hong Kong, Ltd.	110,231
143,338	CITIC, Ltd.	191,316
28,276	Country Garden Services Holdings Co., Ltd.	95,200
129,910	Kunlun Energy Co., Ltd.	114,768
6,544	Meituan Dianping - Class B (b)	85,505
98,503	Nexteer Automotive Group, Ltd.	89,282
121,788	Sino Biopharmaceutical, Ltd.	170,383
133,292	SSY Group, Ltd.	107,964
133,007	Sun Art Retail Group, Ltd.	161,390
612,961	Yuexiu Property Co., Ltd.	141,601
108,295	Zoomlion Heavy Industry Science and Technology Co., Ltd. - Series H	90,778
		2,888,431
	Hungary - 0.13%
2,138	OTP Bank Plc	111,946
	India - 8.23%
6,122	Asian Paints, Ltd.	153,126
7,134	Avenue Supermarts, Ltd. (b)	183,843
12,033	Berger Paints India, Ltd.	86,912
16,708	Bharat Petroleum Corp, Ltd.	114,925
2,057	Britannia Industries, Ltd.	87,290
5,602	Divi's Laboratories, Ltd.	144,968
4,115	Dr. Reddy's Laboratories, Ltd.	165,855
36,488	HCL Technologies, Ltd.	290,467
3,872	HDFC Asset Management Co., Ltd.	173,617
9,862	HDFC Life Insurance Co., Ltd.	86,534
3,002	Hero MotoCorp, Ltd.	102,774
74,700	Hindalco Industries, Ltd.	226,463
12,801	Hindustan Unilever, Ltd.	344,974
15,350	Housing Development Finance Corp., Ltd.	519,021
20,347	ICICI Bank, Ltd.	154,307
7,321	ICICI Lombard General Insurance Co., Ltd.	142,239
11,631	ICICI Prudential Life Insurance Co., Ltd.	78,615
57,688	Infosys, Ltd.	594,073
7,952	InterGlobe Aviation, Ltd.	148,566
30,369	ITC, Ltd.	101,154
960	Nestle India, Ltd.	198,862
102,927	Oil & Natural Gas Corp., Ltd.	185,861
370	Page Industries, Ltd.	121,313
125,009	REC, Ltd.	250,693
24,503	Reliance Industries, Ltd.	519,761
8,054	SBI Life Insurance Co., Ltd.	108,554
5,556	Shriram Transport Finance Co., Ltd.	91,191
4,649	Siemens, Ltd.	97,520
17,926	Tata Consultancy Services, Ltd.	542,892
55,966	Tata Motors, Ltd. (b)	144,948
33,073	Tata Steel, Ltd.	219,077
14,432	Tech Mahindra, Ltd.	154,130
5,844	Titan Co., Ltd.	97,310
16,438	UPL, Ltd.	134,588
55,331	Wipro, Ltd.	190,524
		6,956,947
	Indonesia - 1.97%
1,331,115	Adaro Energy Tbk PT	148,754
114,026	Bank Central Asia Tbk PT	274,233
650,761	Bank Rakyat Indonesia Persero Tbk PT	205,983
2,332,960	Barito Pacific Tbk PT (b)	253,474
285,257	Indah Kiat Pulp & Paper Corp. Tbk PT	157,871
101,481	Indofood CBP Sukses Makmur Tbk PT	81,492
1,215,482	Kalbe Farma Tbk PT	141,715
693,843	Perusahaan Gas Negara PT	108,185
463,270	Telekomunikasi Indonesia Persero Tbk PT	132,716
52,013	Unilever Indonesia Tbk PT	157,231
		1,661,654
	Mexico - 1.92%
175,537	Alfa SAB de CV - Series A	145,387
44,536	Alsea SAB de CV (b)	117,373
400,485	America Movil SAB de CV - Series L	319,837
484,811	Cemex SAB de CV	181,540
13,335	Fomento Economico Mexicano SAB de CV	125,772
12,221	Grupo Aeroportuario del Pacifico SAB de CV - Series B	145,269
70,159	Grupo Bimbo SAB de CV - Series A	127,832
24,765	Grupo Financiero Banorte SAB de CV - Series O	138,262
111,016	Wal-Mart de Mexico SAB de CV	318,707
		1,619,979
	Philippines - 0.38%
5,802	Globe Telecom, Inc.	231,415
35,686	International Container Terminal Services, Inc.	90,441
		321,856
	Poland - 0.99%
1,206	CD Projekt SA	88,930
5,674	Dino Polska SA (b)	215,287
4,937	Grupa Lotos SA	108,904
4,074	KGHM Polska Miedz SA (b)	102,767
89	LPP SA	206,905
5,142	Polski Koncern Naftowy Orlen SA	116,310
		839,103
	Qatar - 1.19%
137,960	Ooredoo QPSC	268,148
23,122	Qatar Fuel QSC	145,425
37,061	Qatar International Islamic Bank QSC	98,531
27,710	Qatar Islamic Bank SAQ	116,670
50,280	Qatar National Bank QPSC	284,503
72,650	The Commercial Bank PQSC	93,928
		1,007,205
	Republic of Korea - 12.44%
925	Amorepacific Corp.	159,301
718	BGF retail Co., Ltd.	105,056
19,836	BNK Financial Group, Inc.	131,112
8,743	Cheil Worldwide, Inc.	181,823
2,258	Daelim Industrial Co., Ltd.	176,642
5,104	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	122,480
2,578	DB Insurance Co., Ltd.	116,452
5,495	Fila Korea, Ltd.	251,087
6,073	GS Engineering & Construction Corp.	162,525
2,793	GS Holdings Corp.	124,607
5,533	Hana Financial Group, Inc.	175,994
4,323	Hankook Tire Co., Ltd.	125,191
5,513	Hanwha Corp.	118,898
741	HLB Co., Ltd. (b)	73,667
2,557	Hotel Shilla Co., Ltd.	199,856
1,825	Hyundai Department Store Co., Ltd.	130,869
933	Hyundai Glovis Co., Ltd.	115,119
5,096	Hyundai Marine & Fire Insurance Co., Ltd.	118,609
720	Hyundai Mobis Co., Ltd.	159,293
785	Hyundai Motor Co.	81,763
10,541	Industrial Bank of Korea	107,448
618	Kakao Corp.	81,851
4,354	KB Financial Group, Inc.	179,376
6,608	Kia Motors Corp.	252,363
5,861	KMW Co., Ltd. (b)	258,700
10,058	Korean Air Lines Co., Ltd.	247,289
1,945	Kumho Petrochemical Co., Ltd.	130,075
2,269	LG Electronics, Inc.	140,944
279	LG Household & Health Care, Ltd.	303,064
15,796	LG Uplus Corp.	193,742
46,426	Meritz Securities Co., Ltd.	151,764
611	Naver Corp.	98,307
449	NCSoft Corp.	209,506
4,039	Orange Life Insurance, Ltd.	98,561
681	Pearl Abyss Corp. (b)	109,101
1,183	POSCO	240,461
8,295	Posco International Corp.	133,442
1,070	Samsung Electro-Mechanics Co., Ltd.	115,090
66,164	Samsung Electronics Co., Ltd.	3,188,237
538	Samsung SDS Co., Ltd.	90,290
2,756	Samsung Securities Co., Ltd.	91,789
4,764	Shinhan Financial Group Co., Ltd.	178,616
430	Shinsegae, Inc.	107,195
7,080	SK Hynix, Inc.	575,871
3,601	Woongjin Coway Co., Ltd.	289,899
11,904	Woori Financial Group Inc. (b)	119,183
		10,522,508
	Russian Federation - 4.39%
46,472	Gazprom PJSC - ADR	382,000
9,033	LUKOIL PJSC - ADR	891,647
9,927	MMC Norilsk Nickel PJSC - ADR	302,674
715	Novatek PJSC - GDR (g)	145,276
2,122	Polyus PJSC - GDR	120,212
20,711	Rosneft Oil Co PJSC - GDR (b)(g)	149,952
37,721	Sberbank of Russia PJSC - ADR	618,624
9,904	Severstal PJSC - GDR	149,883
36,200	Surgutneftegas OJSC - ADR	292,134
4,243	Tatneft PJSC - ADR (a)	312,497
146,235	VTB Bank PJSC - GDR	214,119
3,865	X5 Retail Group NV -GDR (g)	133,396
		3,712,414
	Singapore - 0.13%
10,444	BOC Aviation, Ltd.	106,218
	South Africa - 4.98%
13,226	Absa Group, Ltd.	141,096
2,924	Anglo American Platinum, Ltd.	272,928
13,273	AngloGold Ashanti, Ltd.	301,507
20,362	Aspen Pharmacare Holdings, Ltd. (b)	173,653
4,290	Bid Corp., Ltd.	101,165
1,711	Capitec Bank Holdings, Ltd.	176,642
7,902	Clicks Group, Ltd.	144,887
32,408	FirstRand, Ltd.	145,414
24,328	Gold Fields, Ltd.	166,055
19,194	Impala Platinum Holdings, Ltd. (b)	196,112
4,843	Kumba Iron Ore, Ltd.	144,090
11,775	Liberty Holdings, Ltd.	93,025
13,842	Mr. Price Group, Ltd.	180,715
19,305	MultiChoice Group, Ltd. (b)	160,835
2,344	Naspers, Ltd. - N Shares	383,589
7,114	Nedbank Group, Ltd.	108,928
17,408	Northam Platinum, Ltd. (b)	153,647
125,275	Old Mutual, Ltd.	175,816
36,910	Pick n Pay Stores, Ltd.	168,369
9,834	Shoprite Holdings, Ltd.	88,447
70,307	Sibanye Gold, Ltd. (b)	179,645
17,604	Standard Bank Group, Ltd.	211,740
36,360	Telkom SA SOC, Ltd.	90,520
9,714	The Bidvest Group, Ltd.	142,009
32,969	Woolworths Holdings, Ltd.	114,566
		4,215,400

	Taiwan, Province of China - 12.96%
14,660	Accton Technology Corp.	82,294
29,739	Advantech Co., Ltd.	299,880
36,138	ASE Technology Holding Co., Ltd.	100,720
54,319	Asia Cement Corp.	86,948
69,121	Cathay Financial Holding Co., Ltd.	98,143
31,707	Chailease Holding Co., Ltd.	146,164
152,062	Chang Hwa Commercial Bank, Ltd.	115,230
43,026	Chicony Electronics Co., Ltd.	127,859
652,496	China Airlines, Ltd.	197,212
121,901	CTBC Financial Holding Co., Ltd.	91,199
215,098	E.SUN Financial Holdings Co., Ltd.	200,453
11,065	Eclat Textile Co., Ltd.	148,951
323,198	Eva Airways Corp.	148,237
39,619	Feng TAY Enterprise Co., Ltd.	257,861
131,750	First Financial Holding Co., Ltd.	104,251
42,739	Foxconn Technology Co., Ltd.	94,489
103,394	Fubon Financial Holding Co., Ltd.	160,120
11,195	Giant Manufacturing Co., Ltd.	79,694
96,714	Hon Hai Precision Industry Co., Ltd.	293,383
8,851	Hotai Motor Co., Ltd.	201,690
231,298	Hua Nan Financial Holdings Co., Ltd.	169,888
1,054	Largan Precision Co., Ltd.	176,058
56,679	Lite-On Technology Corp.	93,319
12,584	MediaTek, Inc.	186,458
155,054	Mega Financial Holding Co., Ltd.	158,329
34,179	Micro-Star International Co., Ltd.	98,824
22,253	Nien Made Enterprise Co., Ltd.	205,850
33,661	Powertech Technology, Inc.	112,031
107,426	Pou Chen Corp.	140,522
26,608	President Chain Store Corp.	270,196
23,737	Realtek Semiconductor Corp.	186,531
289,842	SinoPac Financial Holdings Co., Ltd.	125,739
51,000	Standard Foods Corp.	118,514
395,960	Taiwan Business Bank	166,564
71,709	Taiwan Cement Corp.	104,599
310,941	Taiwan Cooperative Financial Holding Co., Ltd.	215,215
33,743	Taiwan Mobile Co., Ltd.	126,080
326,703	Taiwan Semiconductor Manufacturing Co., Ltd.	3,615,893
72,672	The Shanghai Commercial & Savings Bank, Ltd.	126,311
138,249	Uni-President Enterprises Corp.	342,834
337,279	United Microelectronics Corp.	184,812
20,967	Walsin Technology Corp.	167,362
9,815	Win Semiconductors Corp.	96,712
204,162	Wistron Corp.	193,286
10,373	Yageo Corp.	151,124
243,896	Yuanta Financial Holding Co., Ltd.	164,422
48,592	Zhen Ding Technology Holding, Ltd.	233,148
		10,965,399
	Thailand - 2.29%
20,684	Advanced Info Service PCL - NVDR	146,874
53,240	B Grimm Power PCL - NVDR	93,141
282,143	Banpu Public Co., Ltd. - NVDR	111,919
316,187	BTS Group Holdings PCL -NVDR	139,179
61,152	CP ALL PCL - NVDR	147,350
13,648	Electricity Generating PCL - NVDR	149,262
27,838	Global Power Synergy PCL - NVDR	79,545
35,564	Gulf Energy Development PCL - NVDR	196,747
345,796	Home Product Center PCL - NVDR	184,420
39,752	Intouch Holdings Plc - NVDR	75,899
79,676	Muangthai Capital PCL - NVDR	169,338
64,305	Osotspa PCL - NVDR	86,787
25,039	PTT Exploration & Production PCL - NVDR	103,920
108,857	PTT PCL - NVDR	159,725
40,541	Ratch Group PCL - NVDR	93,056
		1,937,162
	Turkey - 1.42%
110,695	Akbank Turk AS (b)	150,780
26,000	Arcelik AS (b)	91,052
25,776	BIM Birlesik Magazalar AS	202,170
73,327	Eregli Demir ve Celik Fabrikalari TAS	111,362
115,676	Haci Omer Sabanci Holding AS	185,527
111,671	Turkiye Garanti Bankasi AS (b)	209,140
235,956	Turkiye Is Bankasi - Series C (b)	254,109
		1,204,140
	United Arab Emirates - 0.17%
34,962	First Abu Dhabi Bank PJSC	144,565
	Total Common Stocks (Cost $55,400,467)	74,391,629

	INVESTMENT COMPANIES - 6.70%
	China - 4.59%
7,794	iShares Core MSCI Emerging Markets ETF	419,006
106,160	KraneShares Bosera MSCI China ETF - Class A (a)	3,462,939
		3,881,945
	Saudi Arabia - 2.11%
57,763	iShares MSCI Saudi Arabia ETF	1,786,032
	Total Investment Companies (Cost $5,482,880)	5,667,977

	PREFERRED STOCKS - 4.01%
	Brazil - 2.51%
53,258	Banco Bradesco SA - Preference Shares	481,304
12,086	Centrais Eletricas Brasileiras SA - Preference Shares	115,356
28,567	Cia Energetica de Minas Gerais - Preference Shares	98,400
74,160	Itau Unibanco Holding SA - Preference Shares	686,866
38,402	Itausa - Investimentos Itau SA - Preference Shares	134,999
80,159	Petroleo Brasileiro SA - Preference Shares	605,444
		2,122,369
	Colombia - 0.11%
6,924	Bancolombia SA - Preference Shares	96,470
	Republic of Korea - 1.39%
2,259	Amorepacific Corp. - Preference Shares	174,530
1,312	Hyundai Motor Co. - Preference Shares	81,261
1,189	Hyundai Motor Co. - Secondary Preference Shares	81,567
393	LG Household & Health Care, Ltd. - Preference Shares	261,836
14,623	Samsung Electronics Co., Ltd. - Preference Shares	572,518
		1,171,712
	Total Preferred Stocks (Cost $2,029,824)	3,390,551

	REAL ESTATE INVESTMENT TRUSTS - 0.27%
	Mexico - 0.10%
53,067	Fibra Uno Administracion SA de CV	82,179
	South Africa - 0.17%
105,544	Fortress REIT, Ltd. - Class A	145,136
	Total Real Estate Investment Trusts (Cost $220,689)	227,315

	WARRANTS - 0.00%
	Thailand - 0.00%
31,619	BTS-R5 TB (c)(e)(f)	0
	Total Warrants (Cost $0)	0

	SHORT TERM INVESTMENTS - 0.84%
	Money Market Funds - 0.84%
	DWS Government Money Market Series - Institutional Shares
711,733	Effective Yield, 1.55% (d)	711,733
	Total Short Term Investments (Cost $711,733)	711,733

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.23%
	Investments Purchased with Proceeds from Securities Lending Collateral - 2.23%
	Mount Vernon Liquid Assets Portfolio, LLC	1,885,230
1,885,230	Effective Yield, 1.80% (d)
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,885,230)	1,885,230

	Total Investments (Cost $65,730,823) - 102.02%	86,274,435
	Liabilities in Excess of Other Assets - (2.02)%	(1,711,915)
	TOTAL NET ASSETS - 100.00%	$84,562,520

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	Seven-day yield as of December 31, 2019.
(e)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $3,599 , which represents 0.00% of total net assets.
(f)	As of December 31, 2019, the Valuation Committee has fair valued this security. The value of this security was $3,599 , which represents 0.00% of total net assets.
(g)
Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund's liquidity guidelines. The value of these securities total $428,624, which represents 0.51% of total net assets.

Glossary of Terms
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

GuideMark® Emerging Markets Fund
Schedule of Investments by Industry (Unaudited)
December 31, 2019

COMMON STOCKS
Air Freight & Logistics	0.14%
Airlines	1.11%
Auto Components	0.44%
Automobiles	0.86%
Banks	11.70%
Beverages	0.63%
Building Products	0.12%
Capital Markets	1.24%
Chemicals	0.90%
Commercial Services & Supplies	0.21%
Communications Equipment	0.40%
Construction & Engineering	0.51%
Construction Materials	0.88%
Consumer Finance	0.31%
Diversified Consumer Services	0.46%
Diversified Financial Services	0.86%
Diversified Telecommunication Services	0.98%
Electric Utilities	0.70%
Electrical Equipment	0.12%
Electronic Equipment, Instruments & Components	1.46%
Entertainment	0.57%
Food & Staples Retailing	2.87%
Food Products	2.87%
Gas Utilities	0.13%
Health Care Providers & Services	0.40%
Hotels, Restaurants & Leisure	0.64%
Household Durables	1.05%
Household Products	0.77%
Independent Power and Renewable Electricity Producers	0.72%
Industrial Conglomerates	0.95%
Insurance	4.00%
Interactive Media & Services	5.14%
Internet & Direct Marketing Retail	5.60%
IT Services	2.20%
Leisure Products	0.18%
Life Sciences Tools & Services	0.17%
Machinery	0.39%
Media	0.86%
Metals & Mining	4.47%
Multiline Retail	1.38%
Oil, Gas & Consumable Fuels	6.57%
Paper & Forest Products	0.19%
Personal Products	0.52%
Pharmaceuticals	1.28%
Real Estate Management & Development	1.27%
Road & Rail	0.33%
Semiconductors & Semiconductor Equipment	9.89%
Software	0.48%
Specialty Retail	0.91%
Technology Hardware, Storage & Peripherals	1.13%
Textiles, Apparel & Luxury Goods	2.49%
Thrifts & Mortgage Finance	0.61%
Tobacco	0.27%
Trading Companies & Distributors	0.28%
Transportation Infrastructure	0.38%
Water Utilities	0.27%
Wireless Telecommunication Services	1.71%
TOTAL COMMON STOCKS	87.97%

INVESTMENT COMPANIES
Exchange Traded Funds	6.70%
TOTAL INVESTMENT COMPANIES	6.70%

PREFERRED STOCKS
Automobiles	0.19%
Banks	1.65%
Electric Utilities	0.25%
Oil, Gas & Consumable Fuels	0.72%
Personal Products	0.52%
Semiconductors & Semiconductor Equipment	0.68%
TOTAL PREFERRED STOCKS	4.01%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.27%
TOTAL REAL ESTATE INVESTMENT TRUSTS	0.27%

WARRANTS
Warrants	0.00%
TOTAL WARRANTS	0.00%

SHORT TERM INVESTMENTS
Money Market Funds	0.84%
TOTAL SHORT TERM INVESTMENTS	0.84%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	2.23%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	2.23%

TOTAL INVESTMENTS	102.02%
Liabilities in Excess of Other Assets	(2.02)%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.